Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of earnings per share

			Cents per share
Per ordinary share	2025	2024	2023
Basic earnings per share	0.35	2.38	87.78
Diluted earnings per share	0.34	2.32	85.85

		Dollars per share
Per American Depositary Share (ADS)[a]	2025	2024	2023
Basic earnings per share	0.02	0.14	5.27
Diluted earnings per share	0.02	0.14	5.15
aOne ADS is equivalent to six ordinary shares.

			$ million
	2025	2024	2023
Profit (loss) attributable to bp shareholders	55	381	15,239
Less: dividend requirements on preference shares	1	1	1
Less: (gain) loss on redemption of perpetual hybrid bonds[a]	—	(10)	—
Profit (loss) for the year attributable to bp ordinary shareholders	54	390	15,238

			Shares thousand
	2025	2024	2023
Basic weighted average number of ordinary shares[b]	15,586,782	16,385,535	17,360,288
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	326,218	431,129	389,790
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	15,913,000	16,816,664	17,750,078

			Shares thousand
	2025	2024	2023
Basic weighted average number of ordinary shares – ADS equivalent	2,597,797	2,730,922	2,893,381
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share- based payment plans	54,369	71,855	64,965
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	2,652,166	2,802,777	2,958,346
aSee Note 32 - non-controlling interests for further information.
bExcludes treasury shares. See Note 31 for further information.

Summary of antidilutive securities	The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2025		2024
	Number of optionsa b thousand	Weighted average exercise price $	Number of optionsa b thousand	Weighted average exercise price $
Outstanding	382,873	4.21	533,895	4.15
Exercisable	345,112	4.23	2,931	3.38
Dilutive effect	80,562	n/a	140,971	n/a
aNumbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
bAt 31 December 2025 the quoted market price of one bp ordinary share was £4.33 (2024 £3.93).
The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.

Share plans	2025	2024
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	155,555	271,216
1 to 2 years	116,997	134,342
2 to 3 years	105,074	102,525
3 to 4 years	366	956
Over 4 years	43	118
	378,035	509,157
Dilutive effect	161,105	269,796
aNumbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).